Condensed Consolidated Statements of Operations (Unaudited) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended				9 Months Ended				12 Months Ended			22 Months Ended
	Dec. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2012	Sep. 30, 2013
Selling, general and administrative expenses	$ 18,000	$ 1,625,000		$ 543,000		$ 3,734,000		$ 1,155,000		$ 2,064,000		$ 2,082,000	$ 5,816,000
Depreciation and amortization expense		149,000		45,000		446,000		129,000		208,000		208,000	654,000
Total operating expenses	18,000	1,774,000		588,000		4,180,000		1,284,000		2,272,000		2,290,000	6,470,000
Change in the fair value of the subordinated convertible debt		3,696,000		0		3,696,000		0					3,696,000
Interest expense		36,000		9,000		482,000		22,000		133,000		133,000	615,000
Loss before income taxes	(18,000)	(5,506,000)		(597,000)		(8,358,000)		(1,306,000)		(2,405,000)		(2,423,000)	(10,781,000)
Benefit for income taxes		0		157,000		0		431,000		800,000		800,000	800,000
Net loss	$ (18,000)	$ (5,506,000)		$ (440,000)		$ (8,358,000)		$ (875,000)		$ (1,605,000)		$ (1,623,000)	$ (9,981,000)
Net loss per common share — basic and diluted (in Dollars per share)		$ (0.60)		$ (0.06)		$ (1.00)		$ (0.14)		$ (0.25)
Weighted average number of common shares outstanding — basic and diluted (in Shares)		9,190	[1],[2]	7,021	[1],[2]	8,342	[1],[2]	6,363	[1],[2]	6,529	[3]

[1]	Basic and diluted loss per common share has been computed by dividing the loss by the weighted average number of common shares outstanding, and the Series C preferred shares which are automatically convertible into common shares on the effectiveness of the Reverse Split, for the period.
[2]	The following stock options and warrants and shares issuable upon conversion of convertible notes payable outstanding at September 30, 2013 and 2012 were not included in the computation of dilutive loss per share because the net effect would have been anti-dilutive:
[3]	The following stock options and warrants and shares issuable upon conversion of convertible notes payable outstanding at December 31, 2012 were not included in the computation of dilutive loss per share because the net effect would have been anti-dilutive: